Related Party Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Trustee and administrative fees	$ 700,134
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Revenue sharing credits	595,631
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost of Asset	2,808,739
Selling Price	$ 6,689,317